Other income (Details)	1 Months Ended		3 Months Ended		9 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Other income.
Tax refund					¥ 1,610,000	¥ 203,000
Government grants (Note (i))			¥ 828,000	¥ 2,781,000	14,748,000	45,125,000
Income from depositary bank (Note (ii))			1,468,000	1,503,000	4,524,000	2,760,000
Other income			¥ 2,296,000	¥ 4,284,000	¥ 20,882,000	¥ 48,088,000
Initial payment from depositary bank	¥ 30,995,000	$ 4,690,000
Amortization period for initial payment from depositary bank					5 years